Interest-bearing loans and borrowings - Terms and conditions of outstanding loans (Details) € in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 09, 2025 USD ($)	Dec. 09, 2025 EUR (€)	Apr. 07, 2025 USD ($)	Mar. 04, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 07, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,549,789						$ 2,622,255	$ 930,713
Unsecured Revolving loan 80M
Disclosure of detailed information about borrowings [line items]
Notional Value | €		€ 80,000
Facility size	0						83,112
Borrowings	0						27,500
Unsecured Revolving loan 80M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0						27,505
Unsecured Revolving loan 80M | SOFR + CAS
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.45%	1.45%
Unsecured Revolving loan 150M
Disclosure of detailed information about borrowings [line items]
Notional Value		€ 150,000	$ 176,250	€ 150,000
Facility size	$ 176,250						0
Borrowings	0		$ 0				0
Unsecured Revolving loan 150M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (1,651)						0
Unsecured Revolving loan 150M | SOFR + CAS
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%	1.80%	1.80%	1.80%
Secured FSO loan 161.1M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 161,100
Facility size	123,593						148,727
Borrowings	123,593						148,727
Secured FSO loan 161.1M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 122,736						147,464
Secured FSO loan 161.1M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.15%	2.15%
Secured vessels loan Refi - Revolving loan 950M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 950,000		$ 950,000						$ 1,290,000
Facility size	950,000						995,207
Borrowings	735,000						750,000
Secured vessels loan Refi - Revolving loan 950M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 730,703						743,637
Secured vessels loan Refi - Revolving loan 950M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%	2.30%
Secured vessels loan Refi - Revolving loan 950M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.90%	2.90%
Secured vessels loan 129.75M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 129,750
Facility size	25,950						25,950
Borrowings	25,950						25,950
Secured vessels loan 129.75M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 25,481						26,102
Secured vessels loan 129.75M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.28%	1.28%
Secured vessels loan 129.75M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.73%	1.73%
Secured vessels Revolving loan 182.5M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 182,500
Facility size	46,049						169,500
Borrowings	45,049						167,250
Secured vessels Revolving loan 182.5M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 44,109						165,691
Secured vessels Revolving loan 182.5M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.20%	2.20%
Secured vessels Revolving loan 182.5M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.80%	2.80%
Secured vessels loan 392.7M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 392,700				$ 392,700
Facility size	168,861						0
Borrowings	168,861						0
Secured vessels loan 392.7M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 167,244						0
Secured vessels loan 392.7M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.75%	1.75%			1.75%
Secured 1.4B Bridge Facility
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,400,000					$ 1,400,000
Facility size	122,522						0
Borrowings	122,522						0
Secured 1.4B Bridge Facility | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 122,598						0
Secured 1.4B Bridge Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.04%	3.04%
Credit Line Windcat EUR 1.25M
Disclosure of detailed information about borrowings [line items]
Notional Value | €		€ 1,250
Facility size	$ 1,469						1,299
Borrowings	1,469						1,299
Credit Line Windcat EUR 1.25M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,470						1,299
Credit Line Windcat EUR 1.25M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.83%	1.83%
Credit Line Windcat EUR 1.25M
Disclosure of detailed information about borrowings [line items]
Notional Value | €		€ 1,250
Facility size	$ 1,469						1,299
Borrowings	1,469						1,299
Credit Line Windcat EUR 1.25M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,470						1,299
Credit Line Windcat EUR 1.25M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.40%	2.40%
Secured loan EUR 151.2M
Disclosure of detailed information about borrowings [line items]
Notional Value | €		€ 151,200
Facility size	$ 121,750						86,925
Borrowings	121,750						86,925
Secured loan EUR 151.2M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 119,813						87,510
Secured loan EUR 151.2M | EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.00%	1.00%
Secured loan 152M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 152,000
Facility size	67,425						72,504
Borrowings	67,425						72,504
Secured loan 152M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 65,354						70,309
Secured loan 152M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%	2.06%
Secured loan 280M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 280,000
Facility size	175,855						189,216
Borrowings	175,855						189,216
Secured loan 280M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 170,166						183,163
Secured loan 280M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%	2.06%
Secured loan 224M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 224,000
Facility size	162,773						115,733
Borrowings	162,773						115,733
Secured loan 224M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 157,768						112,330
Secured loan 224M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%	2.06%
Secured loan Windcat EUR 77.9M
Disclosure of detailed information about borrowings [line items]
Notional Value | €		€ 77,900
Facility size	$ 46,998						49,426
Borrowings	46,998						43,921
Secured loan Windcat EUR 77.9M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 46,838						43,623
Secured loan Windcat EUR 77.9M | EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.25%	3.25%
Secured loan EUR 154.7M
Disclosure of detailed information about borrowings [line items]
Notional Value | €		€ 154,700
Facility size	$ 91,364						34,276
Borrowings	91,364						34,276
Secured loan EUR 154.7M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 89,122						34,634
Secured loan EUR 154.7M | EURIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.00%	1.00%
Secured loan EUR 154.7M | EURIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.90%	0.90%
Secured loan EUR 8.8M
Disclosure of detailed information about borrowings [line items]
Notional Value | €		€ 8,800
Facility size	$ 8,272						8,228
Borrowings	8,272						8,228
Secured loan EUR 8.8M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,297						8,240
Secured loan EUR 8.8M | EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.10%	1.10%
Secured loan 41.8M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 41,800
Facility size	41,109						0
Borrowings	41,109						0
Secured loan 41.8M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 40,420						0
Secured loan 41.8M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%	2.00%
Secured loan 1,400 TEU 26.3M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 26,300
Facility size	2,025						0
Borrowings	2,025						0
Secured loan 1,400 TEU 26.3M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,043						0
Secured loan 1,400 TEU 26.3M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.75%	3.75%
Secured loan 1,400 TEU 26.3M | EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.55%	3.55%
Secured loan 57.5M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 57,500
Facility size	20,084						0
Borrowings	20,084						0
Secured loan 57.5M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 20,109						0
Secured loan 57.5M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%	1.80%
Secured vessels loan 2B Facility
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 2,000,000
Facility size	1,194,659						0
Borrowings	1,194,659						0
Secured vessels loan 2B Facility | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,182,981						0
Secured vessels loan 2B Facility | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.10%	2.10%
Secured vessels loan 2B Facility | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.75%	2.75%
Secured vessels Revolving loan 105.1M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 105,100
Facility size	74,100						0
Borrowings	74,100						0
Secured vessels Revolving loan 105.1M | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 73,690						0
Secured vessels Revolving loan 105.1M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%	1.80%
Total interest-bearing bank loans
Disclosure of detailed information about borrowings [line items]
Facility size	$ 3,622,579						1,981,402
Borrowings	3,230,329						1,672,828
Total interest-bearing bank loans | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,190,760						$ 1,652,806